SEGMENT INFORMATION - Revenues by Product Category (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) product	Dec. 31, 2020 USD ($) product	Dec. 31, 2019 USD ($) product
Revenue from External Customer [Line Items]
Number of products represented of total revenue | product	10	10	10
Revenues	$ 8,434	$ 8,027	$ 8,601
Pharmaceuticals
Revenue from External Customer [Line Items]
Revenues	3,762	3,680	4,078
Devices
Revenue from External Customer [Line Items]
Revenues	1,904	1,566	1,718
OTC
Revenue from External Customer [Line Items]
Revenues	1,532	1,430	1,447
Branded and Other Generics
Revenue from External Customer [Line Items]
Revenues	1,144	1,248	1,246
Other revenues
Revenue from External Customer [Line Items]
Revenues	92	103	112
Bausch + Lomb
Revenue from External Customer [Line Items]
Revenues	3,765	3,415	3,778
Bausch + Lomb | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenues	514	506	623
Bausch + Lomb | Devices
Revenue from External Customer [Line Items]
Revenues	1,596	1,313	1,524
Bausch + Lomb | OTC
Revenue from External Customer [Line Items]
Revenues	1,388	1,311	1,322
Bausch + Lomb | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenues	240	254	260
Bausch + Lomb | Other revenues
Revenue from External Customer [Line Items]
Revenues	27	31	49
Salix
Revenue from External Customer [Line Items]
Revenues	2,074	1,904	2,022
Salix | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenues	2,066	1,899	2,022
Salix | Devices
Revenue from External Customer [Line Items]
Revenues	0	0	0
Salix | OTC
Revenue from External Customer [Line Items]
Revenues	0	0	0
Salix | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenues	0	0	0
Salix | Other revenues
Revenue from External Customer [Line Items]
Revenues	8	5	0
International
Revenue from External Customer [Line Items]
Revenues	1,166	1,181	1,154
International | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenues	259	255	268
International | Devices
Revenue from External Customer [Line Items]
Revenues	0	0	0
International | OTC
Revenue from External Customer [Line Items]
Revenues	136	112	119
International | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenues	737	775	730
International | Other revenues
Revenue from External Customer [Line Items]
Revenues	34	39	37
Solta Medical
Revenue from External Customer [Line Items]
Revenues	308	253	194
Solta Medical | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenues	0	0	0
Solta Medical | Devices
Revenue from External Customer [Line Items]
Revenues	308	253	194
Solta Medical | OTC
Revenue from External Customer [Line Items]
Revenues	0	0	0
Solta Medical | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenues	0	0	0
Solta Medical | Other revenues
Revenue from External Customer [Line Items]
Revenues	0	0	0
Diversified Products
Revenue from External Customer [Line Items]
Revenues	1,121	1,274	1,453
Diversified Products | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenues	923	1,020	1,165
Diversified Products | Devices
Revenue from External Customer [Line Items]
Revenues	0	0	0
Diversified Products | OTC
Revenue from External Customer [Line Items]
Revenues	8	7	6
Diversified Products | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenues	167	219	256
Diversified Products | Other revenues
Revenue from External Customer [Line Items]
Revenues	$ 23	$ 28	$ 26
Revenues | Product Concentration Risk | Customer, Top Ten Products
Revenue from External Customer [Line Items]
Concentration risk, percentage	43.00%	41.00%	39.00%